Fair Value Measurements - Recurring Measurements (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Gross	$ 543,000	$ 567,000
Fair Value, Inputs, Level 2 [Member] | Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Gross	543,000	567,000
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	$ 29,449	$ 8,824